Employee Benefit Plans - Defined Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans
Projected benefit obligation
Beginning of year	$ 178,900,000	$ 167,500,000
Service cost	3,000,000.0	2,800,000	$ 3,100,000
Interest cost	4,500,000	6,100,000	5,500,000
Plan amendments	0	(100,000)
Actuarial loss	14,500,000	17,200,000
Benefits paid	(14,500,000)	(14,600,000)
End of year	186,400,000	178,900,000	167,500,000
Fair value of plan assets
Beginning of year	156,500,000	148,600,000
Actual return on plan assets	18,900,000	20,900,000
Benefits paid	(14,500,000)	(14,600,000)
End of year	162,400,000	156,500,000	$ 148,600,000
(Unfunded) funded status end of year	(24,000,000.0)	(22,400,000)
Accumulated benefit obligation at end of year	185,200,000	178,000,000.0
Amounts included in accumulated other comprehensive loss
Unrecognized actuarial losses (gross)	52,400,000	52,100,000
Unrecognized actuarial losses (net of tax)	42,300,000	41,500,000
Unrecognized prior service cost (gross)	500,000	800,000
Unrecognized prior service cost (net of tax)	400,000	600,000
Executive supplemental and director defined benefit pension plans
Projected benefit obligation
Beginning of year	21,800,000
End of year	23,400,000	21,800,000
Fair value of plan assets
Beginning of year	0
Company contributions	1,500,000	1,600,000
End of year	0	0
Accumulated benefit obligation at end of year	$ 22,200,000	$ 20,900,000